DERIVATIVES AND HEDGING ACTIVITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net income (loss) from hedging transactions recognized in financial expenses, net	$ (2)	$ 3
Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	2,873		$ 4,963
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivative liabilities			$ 7
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivative assets	$ 99